Risk Management - Disclosure of ECL under 100% weighted scenarios for key modelled portfolios (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,168,147	£ 1,187,698
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,514)	(4,352)
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 146,201	£ 155,204
Coverage ratio	2.70%	2.40%
Loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 150,218	£ 158,983
Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,017	3,779
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 132,652	£ 139,478
Coverage ratio	0.50%	0.50%
Loans and advances at amortised cost | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 133,262	£ 140,163
Loans and advances at amortised cost | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	610	685
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,698	£ 13,794
Coverage ratio	11.20%	9.50%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,851	£ 1,932
Coverage ratio	51.00%	45.90%
Loans and advances at amortised cost | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,175	£ 15,250
Loans and advances at amortised cost | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,781	3,570
Loans and advances at amortised cost | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,477	1,456
Loans and advances at amortised cost | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,930	1,638
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,002	£ 11,405
Coverage ratio	4.30%	3.30%
Retail mortgages | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,362	£ 11,798
Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	360	393
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,246	£ 10,446
Coverage ratio	0.20%	0.10%
Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,257	£ 10,458
Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11	12
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 361	£ 337
Coverage ratio	7.20%	6.90%
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 395	£ 622
Coverage ratio	44.80%	36.40%
Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 389	£ 362
Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	716	978
Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28	25
Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	321	356
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,511	£ 25,402
Coverage ratio	10.20%	8.20%
Retail credit cards | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 27,287	£ 27,678
Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,776	2,276
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 21,903	£ 22,338
Coverage ratio	1.80%	1.50%
Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 22,315	£ 22,669
Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	412	331
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,312	£ 2,753
Coverage ratio	33.00%	29.00%
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 296	£ 311
Coverage ratio	80.60%	72.50%
Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,450	£ 3,880
Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,522	1,129
Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,138	1,127
Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,226	818
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,366	£ 7,724
Coverage ratio	1.30%	3.00%
Retail other | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,411	£ 7,962
Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45	238
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,726	£ 6,877
Coverage ratio	0.30%	0.50%
Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,734	£ 6,915
Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8	38
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 367	£ 495
Coverage ratio	0.50%	5.50%
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 273	£ 352
Coverage ratio	11.40%	32.70%
Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 369	£ 524
Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	308	523
Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2	29
Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35	171
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 110,322	£ 110,673
Coverage ratio	0.80%	0.80%
Corporate loans | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 111,158	£ 111,545
Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	836	872
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 100,777	£ 99,817
Coverage ratio	0.20%	0.30%
Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 100,956	£ 100,121
Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	179	304
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,658	£ 10,209
Coverage ratio	3.40%	2.60%
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 887	£ 647
Coverage ratio	28.20%	31.20%
Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,967	£ 10,484
Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,235	940
Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	309	275
Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	348	293
Total weighted model ECL | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,998)	(3,612)
Total weighted model ECL | Weighted | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,998)	(3,612)
Total weighted model ECL | Weighted | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (346)	£ (346)
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	10.00%
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,858	£ 3,622
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4)	£ (3)
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	840.00%	950.00%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5590.00%	5470.00%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 357	£ 252
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	558	583
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(30)	(24)
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(312)	(319)
Total weighted model ECL | Weighted | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,866)	£ (2,335)
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	90.00%	80.00%
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 49,088	£ 50,916
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (446)	£ (393)
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2580.00%	2490.00%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7700.00%	7570.00%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,624	£ 4,421
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,596	1,108
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,191)	(1,103)
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,229)	(839)
Total weighted model ECL | Weighted | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (80)
Total weighted model ECL | Weighted | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	60.00%
Total weighted model ECL | Weighted | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 2,256
Total weighted model ECL | Weighted | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (13)
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	1590.00%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	7140.00%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 201
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	49
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(32)
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(35)
Total weighted model ECL | Weighted | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (786)	£ (851)
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	20.00%
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 157,168	£ 136,432
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (241)	£ (303)
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	260.00%	290.00%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6440.00%	5680.00%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,630	£ 18,151
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45	37
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(516)	(527)
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(21)
Total weighted model ECL | Upside 2 | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,688)	(3,200)
Total weighted model ECL | Upside 2 | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (328)	£ (325)
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	10.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,891	£ 3,652
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4)	£ (3)
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	680.00%	630.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5410.00%	5280.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 324	£ 223
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	558	583
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(22)	(14)
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(302)	(308)
Total weighted model ECL | Upside 2 | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,730)	£ (2,185)
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	90.00%	70.00%
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 49,021	£ 50,855
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (423)	£ (380)
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2450.00%	2460.00%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7480.00%	7410.00%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,535	£ 4,007
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,596	1,108
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,113)	(984)
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,194)	(821)
Total weighted model ECL | Upside 2 | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (69)
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	50.00%
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 2,220
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (10)
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	1140.00%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	7140.00%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 210
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	49
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(24)
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(35)
Total weighted model ECL | Upside 2 | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (630)	£ (621)
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	20.00%
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 159,242	£ 140,372
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (211)	£ (233)
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	220.00%	260.00%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6440.00%	5680.00%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,386	£ 14,039
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45	37
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(390)	(367)
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(21)
Total weighted model ECL | Upside 1 | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,818)	(3,369)
Total weighted model ECL | Upside 1 | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (335)	£ (334)
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	10.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,877	£ 3,642
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4)	£ (3)
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	740.00%	770.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5480.00%	5370.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 338	£ 233
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	558	583
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(25)	(18)
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(306)	(313)
Total weighted model ECL | Upside 1 | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,796)	£ (2,262)
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	90.00%	80.00%
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 49,041	£ 50,814
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (435)	£ (388)
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2510.00%	2450.00%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7590.00%	7490.00%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,577	£ 4,268
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,596	1,108
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,150)	(1,044)
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,211)	(830)
Total weighted model ECL | Upside 1 | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (75)
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	50.00%
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 2,211
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (12)
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	1220.00%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	7140.00%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 230
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	49
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(28)
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(35)
Total weighted model ECL | Upside 1 | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (687)	£ (698)
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	20.00%
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 158,560	£ 139,516
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (223)	£ (259)
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	240.00%	280.00%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6440.00%	5680.00%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,125	£ 14,957
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45	37
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(435)	(418)
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(21)
Total weighted model ECL | Baseline | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,962)	(3,559)
Total weighted model ECL | Baseline | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (344)	£ (342)
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	10.00%
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,856	£ 3,627
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4)	£ (3)
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	810.00%	890.00%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5570.00%	5440.00%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 359	£ 248
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	558	583
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(22)
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(311)	(317)
Total weighted model ECL | Baseline | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,863)	£ (2,337)
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	90.00%	80.00%
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 49,059	£ 50,798
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (447)	£ (395)
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2570.00%	2450.00%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7690.00%	7570.00%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,621	£ 4,502
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,596	1,108
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,189)	(1,103)
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,227)	(839)
Total weighted model ECL | Baseline | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (80)
Total weighted model ECL | Baseline | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	60.00%
Total weighted model ECL | Baseline | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 2,200
Total weighted model ECL | Baseline | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (13)
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	1270.00%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	7140.00%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 252
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	49
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(32)
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(35)
Total weighted model ECL | Baseline | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (755)	£ (800)
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	20.00%
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 157,681	£ 138,288
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (238)	£ (290)
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	260.00%	300.00%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6440.00%	5680.00%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,126	£ 16,306
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45	37
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(488)	(489)
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(21)
Total weighted model ECL | Downside 1 | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,223)	(3,945)
Total weighted model ECL | Downside 1 | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (360)	£ (365)
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	10.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,828	£ 3,593
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5)	£ (3)
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	930.00%	1210.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5720.00%	5630.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 387	£ 281
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	558	583
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(36)	(34)
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(319)	(328)
Total weighted model ECL | Downside 1 | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,957)	£ (2,430)
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	90.00%	80.00%
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 49,161	£ 50,935
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (460)	£ (398)
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2660.00%	2520.00%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7860.00%	7680.00%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,679	£ 4,684
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,596	1,108
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,243)	(1,181)
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,254)	(851)
Total weighted model ECL | Downside 1 | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (88)
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	70.00%
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 2,226
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (15)
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	1570.00%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	7140.00%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 242
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	49
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(38)
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(35)
Total weighted model ECL | Downside 1 | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (906)	£ (1,062)
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	30.00%
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 155,431	£ 133,076
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (260)	£ (352)
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	290.00%	320.00%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6440.00%	5680.00%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 21,485	£ 21,645
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45	37
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(617)	(689)
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(21)
Total weighted model ECL | Downside 2 | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,569)	(4,539)
Total weighted model ECL | Downside 2 | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (374)	£ (386)
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	10.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,785	£ 3,557
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5)	£ (4)
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	980.00%	1420.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5860.00%	5780.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 430	£ 317
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	558	583
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(42)	(45)
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(327)	(337)
Total weighted model ECL | Downside 2 | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,057)	£ (2,541)
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	100.00%	80.00%
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 49,241	£ 51,021
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (474)	£ (401)
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2750.00%	2590.00%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7990.00%	7770.00%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,758	£ 4,929
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,596	1,108
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,307)	(1,279)
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,276)	(861)
Total weighted model ECL | Downside 2 | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (93)
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	70.00%
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 2,269
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (17)
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	1920.00%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	7140.00%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 214
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	49
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(41)
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(35)
Total weighted model ECL | Downside 2 | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,138)	£ (1,519)
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	30.00%
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152,198	£ 122,794
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (276)	£ (391)
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	340.00%	340.00%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6440.00%	5680.00%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,859	£ 32,121
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45	37
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(833)	(1,107)
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(21)
ECL from individually assessed exposures | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(289)	(316)
ECL from non-modelled exposures and others | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(221)	(405)
ECL from debt securities at amortised cost | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(24)	(41)
ECL from post-model management adjustments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18	22
ECL from economic uncertainty adjustments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (16)	£ (97)